Schedule of Investments ─ IQ 500 International ETF

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 98.3%
Australia - 4.3%
Ampol Ltd.	8,827	$189,647
ANZ Group Holdings Ltd.	8,015	141,703
BHP Group Ltd.	33,745	1,174,182
BlueScope Steel Ltd.	12,081	163,107
Coles Group Ltd.	26,947	337,231
Commonwealth Bank of Australia	2,243	173,954
Downer EDI Ltd.	46,216	122,774
Flutter Entertainment PLC*	2,107	325,539
Fortescue Metals Group Ltd.	22,532	353,109
Glencore PLC	243,365	1,621,475
Metcash Ltd.	53,366	157,187
Ramsay Health Care Ltd.	5,952	279,410
Rio Tinto PLC	15,503	1,206,031
Sonic Healthcare Ltd.	10,055	223,753
Telstra Group Ltd.	80,041	230,116
Viva Energy Group Ltd.	113,807	233,365
Wesfarmers Ltd.	9,068	317,253
Westpac Banking Corp.	9,307	155,560
Woodside Energy Group Ltd.	6,118	156,319
Woolworths Group Ltd.	17,737	450,943
Worley Ltd.	17,188	187,124

Total Australia		8,199,782

Austria - 0.5%
Mondi PLC	9,032	169,347
OMV AG	11,312	563,284
voestalpine AG	7,689	253,859

Total Austria		986,490

Belgium - 0.9%
Anheuser-Busch InBev SA	16,195	968,953
Etablissements Franz Colruyt NV	4,066	107,261
Solvay SA	2,389	276,710
UCB SA	1,258	102,988
Umicore SA	8,689	326,792

Total Belgium		1,782,704

Canada - 6.0%
Alimentation Couche-Tard, Inc.	18,383	837,075
Bank of Montreal(a)	1,654	165,976
Bank of Nova Scotia (The)	2,997	161,782
Barrick Gold Corp.	8,158	159,082
BCE, Inc.	5,898	278,026
Brookfield Asset Management Ltd., Class A*(a)	2,039	66,380
Brookfield Corp.	8,083	299,853
Canadian Imperial Bank of Commerce	2,496	113,619
Canadian National Railway Co.	1,784	211,751
Canadian Natural Resources Ltd.	4,894	299,541
Canadian Pacific Railway Ltd.	1,862	146,549
Canadian Tire Corp., Ltd., Class A(a)	1,255	148,792
Cenovus Energy, Inc.	25,496	507,875
CGI, Inc.*	2,923	249,814
Empire Co., Ltd., Class A	8,355	239,752
Enbridge, Inc.	18,963	774,238
George Weston Ltd.	4,839	620,745
Great-West Lifeco, Inc.(a)	12,044	318,532
Imperial Oil Ltd.	6,917	376,966
Loblaw Cos. Ltd.	6,380	569,937
Magna International, Inc.	6,761	437,678
Manulife Financial Corp.	14,277	281,720
Metro, Inc.	3,625	196,198
Nutrien Ltd.	4,538	374,576
Parkland Corp.	9,337	218,739
Pembina Pipeline Corp.	4,640	164,166
Power Corp. of Canada	11,488	310,715
Restaurant Brands International, Inc.	3,387	225,986
Rogers Communications, Inc., Class B	3,876	187,911
Royal Bank of Canada	2,772	282,861
Saputo, Inc.	7,639	209,989
Sun Life Financial, Inc.	3,738	187,299
Suncor Energy, Inc.	10,913	377,684
TC Energy Corp.	4,161	178,776
Teck Resources Ltd., Class B	4,415	190,450
TELUS Corp.	8,897	191,162
TFI International, Inc.	1,592	176,804
Thomson Reuters Corp.	1,635	193,943
Toronto-Dominion Bank (The)	3,311	228,434
West Fraser Timber Co., Ltd.	1,995	172,969
WSP Global, Inc.	1,461	185,785

Total Canada		11,520,130

Denmark - 1.1%
Carlsberg A/S, Class B	1,520	214,714
Danske Bank A/S	10,708	222,139
DSV A/S	2,913	478,852
ISS A/S*	14,089	306,470
Novo Nordisk A/S, Class B	3,967	546,130
Orsted A/S	1,324	116,941
Vestas Wind Systems A/S	7,960	230,998

Total Denmark		2,116,244

Finland - 1.4%
Fortum OYJ	74,105	1,111,853
Kesko OYJ, Class B	6,796	157,727
Kone OYJ, Class B	3,424	186,080
Neste OYJ	5,850	278,469
Nokia OYJ	81,779	386,482
Outokumpu OYJ	28,116	160,188
Stora Enso OYJ, Class R	10,724	152,514
UPM-Kymmene OYJ	6,244	225,478

Total Finland		2,658,791

France - 13.4%
Air France-KLM*	262,932	442,042
Air Liquide SA	3,308	524,742
Airbus SE	7,878	982,558
Alstom SA	8,275	244,448
Arkema SA	1,644	165,619
Atos SE*(a)	9,577	125,437
AXA SA	26,888	835,605
BNP Paribas SA	13,360	912,653
Bollore SE	157,345	876,636
Bouygues SA	21,636	710,571
Bureau Veritas SA	5,418	154,402
Capgemini SE	2,026	382,638
Carrefour SA	42,523	806,799
Casino Guichard Perrachon SA*(a)	25,667	314,437
Cie de Saint-Gobain	11,108	633,953
Cie Generale des Etablissements Michelin SCA	8,297	260,912
Credit Agricole SA	38,285	458,869
Danone SA	7,659	418,480
Dassault Systemes SE	3,257	120,479
Eiffage SA	4,326	460,240
Electricite de France SA	107,088	1,403,192
Engie SA	53,539	757,060

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
EssilorLuxottica SA	2,055	$374,724
Faurecia SE*	11,801	232,490
Kering SA	464	287,490
Korian SA	8,490	88,471
Legrand SA	1,880	166,853
L'Oreal SA	1,680	689,775
LVMH Moet Hennessy Louis Vuitton SE	2,218	1,927,083
Orange SA	57,187	603,812
Orpea*(a)	4,864	37,612
Pernod Ricard SA	948	195,516
Publicis Groupe SA	4,708	331,023
Renault SA*	18,766	758,980
Rexel SA*	13,221	290,906
Safran SA	2,713	388,342
Sanofi	7,694	749,287
Societe Generale SA	8,780	260,128
Sodexo SA	4,830	477,455
SPIE SA	7,965	216,605
Technip Energies NV	14,734	284,912
Teleperformance	544	150,656
Thales SA	2,650	349,392
TotalEnergies SE	39,449	2,441,222
Valeo	14,252	309,335
Veolia Environnement SA	12,857	379,523
Vinci SA	13,172	1,482,614
Vivendi SE	22,664	242,647

Total France		25,708,625

Germany - 11.6%
adidas AG	1,489	238,332
Allianz SE	3,542	843,214
Aurubis AG	2,219	232,993
BASF SE	26,294	1,496,362
Bayer AG	11,351	702,680
Bayerische Motoren Werke AG	14,272	1,445,072
Bechtle AG	2,880	120,640
Beiersdorf AG	1,532	185,683
Brenntag SE	3,316	246,187
Continental AG	6,380	445,672
Covestro AG	6,110	279,498
Deutsche Bank AG	18,369	243,545
Deutsche Lufthansa AG*	42,575	449,022
Deutsche Post AG	55,103	2,356,676
Deutsche Telekom AG	92,251	2,048,864
E.ON SE	85,112	923,063
Evonik Industries AG	10,405	230,075
Fresenius Medical Care AG & Co. KGaA	7,997	298,681
Fresenius SE & Co. KGaA	17,652	508,604
Hannover Rueck SE	1,306	264,102
HeidelbergCement AG	5,555	378,872
HOCHTIEF AG	6,216	392,091
Infineon Technologies AG	7,529	269,141
KION Group AG	2,566	102,749
Kloeckner & Co SE	9,988	105,003
LANXESS AG	3,666	181,634
Mercedes-Benz Group AG	19,456	1,440,019
Merck KGaA	2,038	422,863
Muenchener Rueckversicherungs-Gesellschaft AG	1,805	648,865
ProSiebenSat.1 Media SE	13,882	142,021
Rheinmetall AG	668	155,253
RWE AG	8,137	360,556
Salzgitter AG	3,322	134,717
SAP SE	7,067	831,827
Siemens AG	6,809	1,056,731
Siemens Energy AG(a)	16,022	332,700
Siemens Healthineers AG	11,266	600,392
Telefonica Deutschland Holding AG	60,425	177,448
thyssenkrupp AG*	60,435	471,393
TUI AG*(a)	72,890	151,563
United Internet AG	5,188	119,957
Zalando SE*	3,275	151,484

Total Germany		22,186,244

Hong Kong - 0.9%
AIA Group Ltd.	29,292	330,904
CLP Holdings Ltd.	16,492	122,450
Nine Dragons Paper Holdings Ltd.	214,752	192,326
Orient Overseas International Ltd.	8,720	144,285
Prudential PLC	13,316	219,589
Skyworth Group Ltd.	277,680	177,479
Techtronic Industries Co., Ltd.	9,622	123,489
WH Group Ltd.	609,894	375,030

Total Hong Kong		1,685,552

Ireland - 0.4%
CRH PLC	10,760	497,213
Kerry Group PLC, Class A	1,380	128,802
Smurfit Kappa Group PLC	4,898	204,536

Total Ireland		830,551

Israel - 0.2%
ICL Group Ltd.	12,200	96,034
Teva Pharmaceutical Industries Ltd.*	31,128	329,256

Total Israel		425,290

Italy - 2.9%
A2A SpA	89,141	133,503
Assicurazioni Generali SpA	27,630	537,134
Enel SpA	172,907	1,012,350
Eni SpA	57,022	875,423
Hera SpA	41,748	119,290
Intesa Sanpaolo SpA	141,229	369,649
Leonardo SpA	26,856	275,744
Poste Italiane SpA	68,808	731,296
Prysmian SpA	5,729	232,701
Saipem SpA*	307,881	469,795
Telecom Italia SpA*	812,792	232,953
UniCredit SpA	18,696	363,130
UnipolSai Assicurazioni SpA	49,606	131,454
Webuild SpA(a)	81,907	143,751

Total Italy		5,628,173

Japan - 30.3%
Aeon Co., Ltd.	37,689	770,184
AGC, Inc.	6,342	232,378
Air Water, Inc.	10,351	126,000
Aisin Corp.	11,523	334,937
Ajinomoto Co., Inc.	5,718	187,881
Alfresa Holdings Corp.	22,834	284,975
ANA Holdings, Inc.*	8,657	191,021
Asahi Group Holdings Ltd.	7,901	260,157
Asahi Kasei Corp.	38,483	290,712
Astellas Pharma, Inc.	13,663	200,934
Benesse Holdings, Inc.	7,917	120,784
Bridgestone Corp.	7,876	292,825
Brother Industries Ltd.	7,712	119,198

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Canon, Inc.	20,408	$453,999
Central Japan Railway Co.	1,315	160,172
Chubu Electric Power Co., Inc.	28,060	301,649
Chugai Pharmaceutical Co., Ltd.	5,443	140,548
Chugoku Electric Power Co., Inc. (The)	20,355	111,601
Cosmo Energy Holdings Co., Ltd.	11,965	333,064
CyberAgent, Inc.	13,215	122,552
Dai Nippon Printing Co., Ltd.	10,373	244,080
Dai-ichi Life Holdings, Inc.	18,192	425,406
Daiichi Sankyo Co., Ltd.	7,941	248,162
Daikin Industries Ltd.	1,791	309,460
Denso Corp.	8,549	458,331
Dentsu Group, Inc.	5,607	179,578
DIC Corp.	6,974	129,082
East Japan Railway Co.	5,169	287,774
ENEOS Holdings, Inc.	254,461	906,350
Fast Retailing Co., Ltd.	535	322,617
FUJIFILM Holdings Corp.	3,633	190,974
Fujitsu Ltd.	4,271	607,914
Hakuhodo DY Holdings, Inc.	15,543	166,731
Hankyu Hanshin Holdings, Inc.	4,831	143,208
Hino Motors Ltd.*	29,389	124,973
Hitachi Ltd.	21,901	1,142,163
Honda Motor Co., Ltd.	35,736	881,275
Idemitsu Kosan Co., Ltd.	21,654	537,000
IHI Corp.	6,315	190,841
Inpex Corp.	14,022	153,110
Isuzu Motors Ltd.	16,462	206,970
ITOCHU Corp.	43,732	1,406,674
Japan Post Bank Co., Ltd.	17,556	155,789
Japan Post Holdings Co., Ltd.	217,221	1,904,202
Japan Post Insurance Co., Ltd.	12,283	218,562
Japan Tobacco, Inc.	18,857	384,985
JFE Holdings, Inc.	31,869	418,320
JTEKT Corp.	20,627	152,111
Kajima Corp.	27,811	340,888
Kansai Electric Power Co., Inc. (The)	32,275	309,733
Kao Corp.	4,903	198,163
Kawasaki Heavy Industries Ltd.	12,747	290,041
Kawasaki Kisen Kaisha Ltd.	6,928	143,520
KDDI Corp.	24,274	757,647
Keyence Corp.	320	145,870
Kintetsu Group Holdings Co., Ltd.	4,986	161,989
Kirin Holdings Co., Ltd.	15,812	243,056
Kobe Steel Ltd.	48,443	259,639
Komatsu Ltd.	12,621	306,196
Konica Minolta, Inc.	37,276	155,358
Kubota Corp.	13,568	202,198
Kyocera Corp.	4,756	245,252
Kyushu Electric Power Co., Inc.	29,103	167,172
Lixil Corp.	8,647	148,278
Marubeni Corp.	76,524	933,564
Mazda Motor Corp.	34,808	278,903
Medipal Holdings Corp.	23,996	319,405
MEIJI Holdings Co., Ltd.	2,900	149,410
MINEBEA MITSUMI, Inc.	6,585	113,577
Mitsubishi Chemical Group Corp.	74,202	414,303
Mitsubishi Corp.	39,018	1,300,950
Mitsubishi Electric Corp.	51,146	560,838
Mitsubishi Heavy Industries Ltd.	11,424	446,260
Mitsubishi Materials Corp.	10,033	171,736
Mitsubishi Motors Corp.*	66,398	254,778
Mitsubishi UFJ Financial Group, Inc.	48,756	357,183
Mitsui & Co., Ltd.	50,220	1,475,185
Mitsui Chemicals, Inc.	8,841	207,012
Mitsui OSK Lines Ltd.(a)	7,514	185,185
Mizuho Financial Group, Inc.	14,821	231,071
MS&AD Insurance Group Holdings, Inc.	7,786	249,006
Murata Manufacturing Co., Ltd.	4,473	254,322
NEC Corp.	12,350	443,971
NH Foods Ltd.	4,863	145,840
Nidec Corp.	2,659	146,603
Nintendo Co., Ltd.	3,232	139,798
Nippon Paint Holdings Co., Ltd.	19,749	178,743
Nippon Paper Industries Co., Ltd.	19,080	141,730
Nippon Sanso Holdings Corp.	8,305	134,558
Nippon Steel Corp.	37,461	776,327
Nippon Telegraph & Telephone Corp.	59,560	1,782,518
Nippon Yusen K.K.	12,235	289,305
Nissan Motor Co., Ltd.	145,265	517,523
Nitto Denko Corp.	2,199	141,364
Nomura Research Institute Ltd.	4,359	103,909
NTT Data Corp.	22,895	352,637
Obayashi Corp.	42,445	328,345
Oji Holdings Corp.	44,928	185,178
Olympus Corp.	8,167	152,513
Omron Corp.	2,142	122,875
ORIX Corp.	8,769	153,404
Osaka Gas Co., Ltd.	10,204	164,385
Otsuka Corp.	5,264	172,235
Otsuka Holdings Co., Ltd.	6,695	214,063
Outsourcing, Inc.	13,667	105,199
Pan Pacific International Holdings Corp.	13,397	246,626
Panasonic Holdings Corp.	58,649	541,188
Persol Holdings Co., Ltd.	9,762	212,513
Rakuten Group, Inc.	45,827	231,522
Recruit Holdings Co., Ltd.	11,450	364,864
Renesas Electronics Corp.*	16,381	167,469
Ricoh Co., Ltd.	29,961	231,541
Secom Co., Ltd.	3,125	185,537
Seiko Epson Corp.	12,602	194,488
Sekisui Chemical Co., Ltd.	12,151	169,401
Sekisui House Ltd.(a)	8,607	162,219
Seven & i Holdings Co., Ltd.	20,855	982,572
SG Holdings Co., Ltd.	13,836	212,575
Sharp Corp.	22,664	187,175
Shimizu Corp.	41,960	234,572
Shin-Etsu Chemical Co., Ltd.	1,942	284,853
Ship Healthcare Holdings, Inc.	10,188	197,265
Shiseido Co., Ltd.	3,036	156,720
Resonac Holdings Corp.	10,638	180,374
SoftBank Corp.	65,003	743,027
SoftBank Group Corp.	57,536	2,718,299
Sojitz Corp.	16,073	317,517
Sompo Holdings, Inc.	5,169	221,991
Sony Group Corp.	9,010	802,305
Subaru Corp.	15,178	248,775
Sumitomo Chemical Co., Ltd.	79,088	302,255
Sumitomo Corp.	35,988	642,855
Sumitomo Electric Industries Ltd.	28,020	334,939
Sumitomo Forestry Co., Ltd.	11,916	221,378
Sumitomo Metal Mining Co., Ltd.	3,197	129,016
Sumitomo Mitsui Financial Group, Inc.	7,230	314,229
Suntory Beverage & Food Ltd.	4,709	158,602
Suzuken Co., Ltd.	9,852	258,715
Suzuki Motor Corp.	9,044	336,529
T&D Holdings, Inc.	11,294	180,381
Taisei Corp.	9,171	315,937
Takeda Pharmaceutical Co., Ltd.	16,548	520,445
TDK Corp.	7,588	268,697
Teijin Ltd.	13,499	138,161
Tohoku Electric Power Co., Inc.	39,720	213,192
Tokio Marine Holdings, Inc.	15,814	330,033
Tokyo Electric Power Co., Holdings, Inc.*	169,372	631,669

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Tokyo Electron Ltd.	644	$223,688
Tokyo Gas Co., Ltd.	11,660	243,789
Tokyu Corp.	12,767	163,754
TOPPAN, Inc.	15,223	244,303
Toray Industries, Inc.	56,267	344,321
Toshiba Corp.	7,238	248,178
Tosoh Corp.	10,296	134,198
Toyota Boshoku Corp.	9,983	147,237
Toyota Industries Corp.	3,302	199,829
Toyota Motor Corp.	119,991	1,749,878
Toyota Tsusho Corp.	22,768	955,925
Welcia Holdings Co., Ltd.	5,631	125,614
West Japan Railway Co.	4,260	178,039
Yamada Holdings Co., Ltd.	60,589	219,909
Yamaha Motor Co., Ltd.	7,877	192,920
Yamato Holdings Co., Ltd.	15,174	264,170
Yamazaki Baking Co., Ltd.	12,514	146,363
Z Holdings Corp.	68,081	194,487
Zensho Holdings Co., Ltd.	8,134	207,033

Total Japan		58,078,980

Luxembourg - 0.6%
ArcelorMittal SA	32,734	1,008,217
Eurofins Scientific SE	2,837	202,553

Total Luxembourg		1,210,770

Netherlands - 3.2%
Aegon NV	36,009	196,945
Akzo Nobel NV	2,413	178,570
ASML Holding NV	633	414,268
Heineken NV	3,991	396,773
ING Groep NV	16,870	242,798
JDE Peet’s NV	5,139	153,706
Koninklijke Ahold Delhaize NV	34,248	1,018,584
Koninklijke DSM NV	1,150	147,002
Koninklijke Philips NV	10,601	182,093
NN Group NV	3,548	153,438
Randstad NV	8,029	511,682
Shell PLC	74,116	2,166,142
Universal Music Group NV	9,254	235,880
Wolters Kluwer NV	1,491	162,173

Total Netherlands		6,160,054

Norway - 0.8%
Equinor ASA	36,482	1,107,801
Norsk Hydro ASA	22,822	183,568
Telenor ASA	15,611	163,092

Total Norway		1,454,461

Portugal - 0.4%
EDP - Energias de Portugal SA	49,953	247,278
Galp Energia SGPS SA	18,733	255,837
Jeronimo Martins SGPS SA	13,447	291,205

Total Portugal		794,320

Singapore - 0.5%
Jardine Cycle & Carriage Ltd.(a)	13,638	301,326
Oversea-Chinese Banking Corp., Ltd.	21,065	207,228
Singapore Telecommunications Ltd.	101,226	193,310
STMicroelectronics NV	5,582	261,347

Total Singapore		963,211

Spain - 3.0%
ACS Actividades de Construccion y Servicios SA	22,223	655,030
Banco Bilbao Vizcaya Argentaria SA	53,269	373,902
Banco Santander SA	152,034	528,867
Cia de Distribucion Integral Logista Holdings SA	13,163	355,676
Endesa SA	14,316	284,059
Ferrovial SA	6,269	184,100
Iberdrola SA	61,489	717,551
Industria de Diseno Textil SA	21,691	674,214
Mapfre SA(a)	83,500	167,314
Naturgy Energy Group SA	11,663	329,331
Repsol SA	47,210	773,699
Sacyr SA	61,544	188,488
Telefonica SA	163,079	617,588

Total Spain		5,849,819

Sweden - 1.7%
Alleima AB*	1,564	7,792
Assa Abloy AB, B Shares	6,059	142,016
Atlas Copco AB, A Shares	14,336	168,886
Electrolux AB, B Shares(a)	10,310	145,308
Essity AB, B Shares	9,595	249,915
H & M Hennes & Mauritz AB, B Shares(a)	20,253	247,838
Investor AB, B Shares	11,014	212,868
Sandvik AB	7,840	161,296
Securitas AB, B Shares	35,694	325,036
Skanska AB, B Shares	13,997	245,721
SKF AB, B Shares	9,228	162,484
SSAB AB, A Shares	22,005	156,245
Telefonaktiebolaget LM Ericsson, B Shares	54,868	316,427
Telia Co. AB	45,476	117,189
Volvo AB, B Shares	29,824	589,227

Total Sweden		3,248,248

Switzerland - 2.2%
ABB Ltd.	10,629	367,315
Accelleron Industries AG*	535	12,561
Adecco Group AG	9,464	348,790
Alcon, Inc.	2,107	157,460
Cie Financiere Richemont SA, Class A	1,703	260,246
Credit Suisse Group AG	33,341	113,477
Kuehne + Nagel International AG	2,356	558,004
Novartis AG	12,153	1,090,761
Schindler Holding AG - Participating Certificate	808	170,922
Sika AG	592	166,759
Swiss Life Holding AG	277	162,808
Swisscom AG	362	212,767
UBS Group AG	12,731	269,378
Zurich Insurance Group AG	860	423,284

Total Switzerland		4,314,532

United Kingdom - 8.2%
Associated British Foods PLC	11,871	271,244
AstraZeneca PLC	4,542	592,158
Aviva PLC	37,006	207,609
Babcock International Group PLC*	31,392	118,027

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
BAE Systems PLC	46,741	$493,028
Barclays PLC	101,590	232,426
BP PLC	259,228	1,560,098
British American Tobacco PLC	13,862	528,349
BT Group PLC	184,866	283,690
Bunzl PLC	6,238	228,085
Centrica PLC	239,488	297,045
CK Hutchison Holdings Ltd.	74,101	470,780
Compass Group PLC	27,551	654,959
Computacenter PLC	5,146	140,516
Currys PLC	158,033	125,974
DCC PLC	3,253	184,460
Diageo PLC	5,948	257,755
DS Smith PLC	38,783	168,782
Entain PLC	8,066	147,809
Experian PLC	4,152	150,944
Hays PLC	112,109	170,176
HSBC Holdings PLC	57,430	421,668
Imperial Brands PLC	15,576	389,457
Inchcape PLC	16,732	187,861
International Distributions Services PLC	70,488	198,548
ITV PLC	158,931	158,250
J Sainsbury PLC	137,939	445,940
JD Sports Fashion PLC	79,169	158,624
John Wood Group PLC*	69,553	121,376
Johnson Matthey PLC(a)	14,651	406,912
Kingfisher PLC	72,153	247,829
Legal & General Group PLC	103,524	323,720
Lloyds Banking Group PLC	579,126	374,876
M&G PLC	61,670	153,287
Marks & Spencer Group PLC*	90,725	162,847
National Grid PLC	18,752	236,628
NatWest Group PLC	47,823	181,335
Pearson PLC	16,104	183,110
Phoenix Group Holdings PLC	26,686	210,523
Reckitt Benckiser Group PLC	4,039	286,909
RELX PLC	7,883	233,109
Rolls-Royce Holdings PLC*	176,982	230,389
SSE PLC	7,078	150,181
St James's Place PLC	11,028	165,974
Standard Chartered PLC	23,490	196,415
Tesco PLC	257,533	779,625
Unilever PLC	22,051	1,115,336
Vodafone Group PLC	450,567	516,531
WPP PLC	26,642	309,557

Total United Kingdom		15,830,731

United States - 3.8%
CSL Ltd.	1,048	220,125
Ferguson PLC	2,734	382,359
GSK PLC	33,749	591,401
Haleon PLC*	42,337	169,003
Holcim AG*	9,350	554,232
Nestle SA	15,494	1,880,023
Roche Holding AG	4,125	1,280,714
Schneider Electric SE	2,878	463,596
Stellantis NV*	76,433	1,193,350
Swiss Re AG	3,033	315,465
Waste Connections, Inc.	1,175	155,475

Total United States		7,205,743

Total Common Stocks
(Cost $188,977,858)		188,839,445
Preferred Stocks — 1.2%
Germany - 1.2%
Henkel AG & Co. KGaA, 2.84%	5,366	381,134
Schaeffler AG, 7.37%	34,378	245,298
Volkswagen AG, 20.32%	11,784	1,624,576

Total Germany		2,251,008

Total Preferred Stocks
(Cost $3,044,414)		2,251,008

Short-Term Investments — 1.4%

Money Market Funds — 1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)(c)	2,239,345	2,239,345
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(b)	414,761	414,761
Total Short-Term Investments
(Cost $2,654,106)		2,654,106

Total Investments — 100.9%
(Cost $194,676,378)		193,744,559
Other Assets and Liabilities, Net — (0.9)%		(1,781,003)
Net Assets — 100.0%		$191,963,556

		% of
Industry	Value	Net Assets
Industrials	$40,771,112	21.2%
Consumer Discretionary	25,675,696	13.3
Consumer Staples	20,869,587	10.9
Financials	20,837,526	10.9
Materials	20,131,842	10.5
Energy	16,492,023	8.6
Communication Services	15,275,066	8.0
Health Care	12,119,142	6.3
Utilities	10,845,043	5.6
Information Technology	8,073,416	4.2
Money Market Funds	2,654,106	1.4
Total Investments	$193,744,559	100 .9%
Other Assets and Liabilities, Net	(1,781,003)	(0 .9)
Total Net Assets	$191,963,556	100 .0%

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2023 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,845,707; total market value of collateral held by the Fund was $3,084,556. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $845,211.
(b)	Reflects the 1-day yield at January 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$188,839,445	$–	$–	$188,839,445
Preferred Stocks	2,251,008	–	–	2,251,008
Short-Term Investments:
Money Market Funds	2,654,106	–	–	2,654,106
Total Investments in Securities	$193,744,559	$–	$–	$193,744,559

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.